Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Parent Company Statement of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 365,091	$ (58,327)	$ (938,413)
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(869,028)	(370,919)	490,484
Prepayments		(1,940,031)	(4,400,661)
Net cash provided by (used in) operating activities	(503,937)	(2,369,277)	(4,848,590)
Cash flows from financing activities:
Amounts advanced from (paid to) related parties	498,401	429,245	(10,556,693)
Proceeds from private placement			18,465,009
Net cash provided by (used in) financing activities	498,401	429,245	7,908,316
Effect of exchange rate change on cash	(86,450)		2,444
Net (decrease) increase in cash	(91,986)	(1,940,032)	3,062,170
Cash at beginning of the year	1,139,014	3,079,046	16,876
Cash at end of the year	$ 1,047,028	$ 1,139,014	$ 3,079,046